BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of due to banks and loans under repurchase agreement (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2015
Disclosure of financial liabilities
Total due to banks	₽ 21,430	₽ 24,644
Subordinated debt | MTS Bank
Disclosure of financial liabilities
Subordinated debt			₽ 7,246
Loans under repurchase agreements
Disclosure of financial liabilities
Total due to banks	9,333	20,540
Loans under repurchase agreements | Subordinated securities loan
Disclosure of financial liabilities
Subordinated debt	0	6,374
Loans under repurchase agreements | At FVTPL
Disclosure of financial liabilities
Financial assets, at fair value	1,946	9,678
Loans under repurchase agreements | At amortized cost
Disclosure of financial liabilities
Financial assets, at fair value	8,624	1,557
Loans and term deposits from banks and other financial institutions
Disclosure of financial liabilities
Total due to banks	9,474	2,732
Correspondent accounts of other banks
Disclosure of financial liabilities
Total due to banks	₽ 2,623	₽ 1,372